COMMON STOCK AND ADDITIONAL PAID IN CAPITAL (Details Narrative) - USD ($)											3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 09, 2021	Mar. 04, 2021	Feb. 15, 2021	Dec. 07, 2020	Nov. 06, 2020	Oct. 26, 2020	Oct. 14, 2020	Sep. 30, 2020	May 21, 2020	Mar. 26, 2019	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2020	Dec. 22, 2020	Mar. 02, 2020	May 23, 2019	Mar. 25, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split										the Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis.
Common stock, shares authorized										750,000		350,000,000		350,000,000	150,000,000	350,000,000	150,000,000		150,000,000	3,000,000,000
Common stock, par value										$ 0.001		$ 0.001		$ 0.001	$ 0.001				$ 0.001
Common stock voting right														Each share of common stock is entitled to one (1) vote.
Number of shares issued, shares											200,000			8,062,244
Proceeds from common stock													$ 100,031
Stock issued during period, value, issued for services												$ 565,250	746,399
Shares issued on conversion of debt													$ 1,100,779	$ 3,577,005	$ 506,468
Remaining common stock to be issued, shares														8,138,975
Remaining common stock to be issued														$ 1,436,044
Warrants weighted average remaining contractual life														3 years 2 months 12 days	3 years 29 days
Warrants aggregate intrinsic value														$ 9,605,067	$ 108,246
Number of shares issued, shares												1,751,288
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares			100
Number of share issued for services		16
Stock issued during period, value, issued for services		$ 849,600
Shares issued on conversion of debt, shares												87
Shares issued on conversion of debt												$ 878,680
Debt conversion amount						$ 1,340,000			$ 767,040						$ 4,872,732
Number of warrants, value			$ 163,998
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares				200	300		250	250
Shares issued on conversion of debt, shares												1,312
Shares issued on conversion of debt												$ 1,262,296
Debt conversion amount								$ 2,348,208
Commencement Bonus [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												650,000
Proceeds from common stock												$ 149,500
Accounts Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued for services															32,000
Stock issued during period, value, issued for services															$ 37,760
Conversion of Convertible Debentures and Accrued Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued on conversion of debt, shares														52,937,999
Debt conversion amount														$ 777,872
Conversion of Convertible Debentures Accrued Interest Accounts payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued on conversion of debt, shares															407,536
Shares issued on conversion of debt															$ 506,468
Debt conversion amount															$ 180,642
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized												150,000,000
Number of shares issued, shares	1,780,000											115,000	191,865	191,865
Proceeds from common stock	$ 415,750											$ 60,835		$ 100,031
Number of share issued for services												1,780,000	1,503,000	4,303,000	72,295
Stock issued during period, value, issued for services												$ 1,780	$ 1,503	$ 1,360,784	$ 63,437
Shares issued on conversion of debt, shares												10,839,138	4,978,451	52,937,999	407,536
Shares issued on conversion of debt												$ 2,140,976	$ 4,981	$ 52,941	$ 408
Shares issued on conversion of debt, shares												8,138,975
Common Stock [Member] | To Satisfy Shares to be Issued [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares														16,880,146
Proceeds from common stock														$ 7,521,454
Common Stock [Member] | Share Settled Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares														2,363,532
Proceeds from common stock														$ 214,286
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued						1,000,000						1,000,000		250,000		3,000,000		2,829,859
Warrants exercise price						$ 0.25						$ 0.25		$ 1.00		$ 0.50		$ 0.25
Number of warrants, value						$ 163,998						$ 163,998		$ 328,329		$ 768,008		$ 465,248
Warrants term						3 years						3 years		2 years		5 years		5 years
Warrants weighted average remaining contractual life												2 years 8 months 12 days